UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2003

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Woodside Asset Management, Inc.
Address: 3000 Sand Hill Rd., Bldg. 2 Ste. 160
         Menlo Park, CA  94025



13F File Number: 028-10320

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Claudia Belmessieri
Title:   Operations Manager
Phone:   650-854-5100
Signature, Place, and Date of Signing:

Claudia Belmessieri Menlo Park, CA April 22, 2003


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
Form 13F Information Table Entry Total:  44
Form 13F Information Table Value Total:  $66,888


List of Other Included Managers:

No.   13F File Number        Name

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                                                          FORM 13F INFORMATION TABLE

			CLASS			MKTVAL	       PRN	INVST	OTH	  VOTING AUTHORITY
NAME OF ISSUER		TITLE	CUSIP		x$100	SHS    AMT	DSCRT	MGR	SOLE	SHR	NONE
------------------------------------------------------------------------------------------------------------


AOL Time Warner Inc.	COM	00184A105	 113	 10400 SH	SOLE		 10400	0	0
Amercn Muni Term Tr III	COM	027654102	 372	 34950 SH	SOLE		 34950	0	0
Bemis Inc.		COM	081437105	1833	 43575 SH	SOLE		 43575	0	0
Blackrock Adv Term Tr.	COM	09247A101	 375	 31643 SH	SOLE		 31643	0	0
Blackrock CA Insd Muni	COM	09247G108	1287	 77785 SH	SOLE		 77785	0	0
Blackrock Inv't Quality	COM	09247J102	 361	 38130 SH	SOLE		 38130	0	0
Blackrock Broad Invst.	COM	09247Q106	 186	 11355 SH	SOLE		 11355	0	0
Boston Properties Inc.	COM	101121101	1240	 32716 SH	SOLE		 32716	0	0
Calpine Corporation	COM	131347106	 699	211785 SH	SOLE		211785	0	0
ChoicePoint Inc.	COM	170388102	1852	 54644 SH	SOLE		 54644	0	0
Conagra Inc.		COM	205887102	1979	 98580 SH	SOLE		 98580	0	0
DRS Technologies Inc.	COM	23330X100	 756	 30220 SH	SOLE		 30220	0	0
Dentsply Intl Inc.	COM	249030107	2312	 66450 SH	SOLE		 66450	0	0
Equity Residential	COM	29476L107	2278	 94627 SH	SOLE		 94627	0	0
First Data Corp.	COM	319963104	2385	 64430 SH	SOLE		 64430	0	0
Flowserve Corp.		COM	34354P105	 490	 42095 SH	SOLE		 42095	0	0
Gen Dynamics Corp.	COM	369550108	1420	 25782 SH	SOLE		 25782	0	0
Hanover Compressor Co.	COM	410768105	 867	133323 SH	SOLE		133323	0	0
Hubbell Inc. Cl B	COM	443510201	1876	 59925 SH	SOLE		 59925	0	0
ING Prime Rate Trust	COM	44977W106	 255	 38150 SH	SOLE		 38150	0	0
Intuit Inc.		COM	461202103	1784	 47950 SH	SOLE		 47950	0	0
Johnson & Johnson	COM	478160104	2429	 41970 SH	SOLE		 41970	0	0
Kerr-Mc Gee Corp.	COM	492386107	1986	 48906 SH	SOLE		 48906	0	0
Kimco Realty Corp.	COM	49446R109	3152	 89750 SH	SOLE		 89750	0	0
Kraft Foods Inc.	COM	50075N104	1696	 60145 SH	SOLE		 60145	0	0
L-3 Communications	COM	502424104	1897	 47225 SH	SOLE		 47225	0	0
Ligand Pharmaceuticals	COM	53220K207	 651	100355 SH	SOLE		100355	0	0
Mattel Inc.		COM	577081102	2817	125185 SH	SOLE		125185	0	0
Nasdaq 100 Tr.		COM	631100104	1942	 76900 SH	SOLE		 76900	0	0
Oracle Corp.		COM	68389X105	 163	 15000 SH	SOLE		 15000	0	0
Pan Pacific Retail	COM	69806L104	1898	 50135 SH	SOLE		 50135	0	0
Pfizer Inc.		COM	717081103	1273	 40860 SH	SOLE		 40860	0	0
Rouse Co.		COM	779273101	2804	 81150 SH	SOLE		 81150	0	0
SCP Pool Corp.		COM	784028102	1276	 42935 SH	SOLE		 42935	0	0
Simon Property Grp Inc.	COM	828806109	3276	 91445 SH	SOLE		 91445	0	0
SunGard Data Sys. Inc.	COM	867363103	1680	 78860 SH	SOLE		 78860	0	0
TCW DW Term Trust	COM	87234U108	 388	 36135 SH	SOLE		 36135	0	0
Tyco Int'l Ltd.		COM	902124106	 764	 59400 SH	SOLE		 59400	0	0
Wal-Mart Stores, Inc.	COM	931142103	2524	 48505 SH	SOLE		 48505	0	0
Waste Management Inc	COM	94106L109	1673	 78975 SH	SOLE		 78975	0	0
Werner Enterprises Inc.	COM	950755108	1075	 55826 SH	SOLE		 55826	0	0
Westpac Bnkg Corp ADS	COM	961214301	2464	 54510 SH	SOLE		 54510	0	0
Nabors Industries Ltd.	COM	G6359F103	2318	 58145 SH	SOLE		 58145	0	0
RenaissanceRe Hldgs Ltd	COM	G7496G103	2022	 50490 SH	SOLE		 50490	0	0
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